Schedule I - Condensed Financial Information of Parent, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Cash and cash equivalents	$ 517,964	$ 275,998	$ 337,560	$ 404,472
Investment in unconsolidated subsidiary	7,700	7,170
Other assets, net	6,568	6,450
Total assets	3,447,009	3,424,480
Liabilities [Abstract]
Payable to related parties	5,042	7,170
Unsecured borrowings, net	691,390	689,409
Deferred tax liability, net	19,847	28,246
Total liabilities	2,853,774	2,767,516
Shareholders' equity	593,235	656,964	756,254	742,096
Total liabilities and shareholders' equity	3,447,009	3,424,480
Fly Leasing Limited [Member]
Assets [Abstract]
Cash and cash equivalents	229,777	139,339	$ 218,538	$ 277,267
Notes receivable from subsidiaries	441,451	735,835
Investments in subsidiaries	912,163	778,080
Investment in unconsolidated subsidiary	7,700	7,170
Other assets, net	534	2,712
Total assets	1,591,625	1,663,136
Liabilities [Abstract]
Payable to related parties	906	50
Payable to subsidiaries	280,034	289,961
Unsecured borrowings, net	691,390	691,109
Deferred tax liability, net	1,946	13,675
Accrued and other liabilities	24,114	11,377
Total liabilities	998,390	1,006,172
Shareholders' equity	593,235	656,964
Total liabilities and shareholders' equity	$ 1,591,625	$ 1,663,136